Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [abstract]
Commitments and contingencies
28. Commitments and contingencies
Research and development commitments
The Group has entered into long-term research and development agreements with various institutions, which provide for potential milestone payments by Novartis that may be capitalized. As of December 31, 2020, the Group’s commitments to make payments under those agreements, and their estimated timing, were as follows:
(USD millions)	2020

2021	449

2022	691

2023	325

2024	483

2025	281

Thereafter	3 003

Total	5 232

In addition in November 2020 and in January 2021, Novartis entered into long-term research and development agreements, both of which did not close as of January 25, 2021. These agreements provide for potential milestones payments by Novartis that may be capitalized. Based on their estimated timing, the payments for these transactions are expected to amount to USD 549 million in 2021, USD 248 million in 2022, USD 160 million in 2023, USD 415 million in 2024, USD 515 million in 2025, USD 1 409 million later than 2025, for a total of USD 3 296 million.
Commitments for capital calls
The Group holds investments in funds in which it has committed to invest further upon future capital calls. As of December 31, 2020, the total uncalled capital commitments for the Group’s investments in funds amounts to USD 87 million. Note 29 contains further information on the Group’s investments in funds.
Other commitments
The Group has entered into various purchase commitments for services and materials as well as for equipment in the ordinary course of business. These commitments are generally entered into at current market prices and reflect normal business operations. For disclosure of property, plant and equipment purchase commitments, see Note 9.
Guarantees issued
The Group has issued guarantees to third parties in the ordinary course of business, mostly for tax, customs or other governmental agencies.
In addition, Novartis AG is guarantor of the Group’s issued bonds, credit facilities and commercial paper programs.
Contingencies
Group companies have to observe the laws, government orders and regulations of the country in which they operate.
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability; sales and marketing practices; commercial disputes; employment and wrongful discharge; and antitrust, securities, health and safety, environmental, tax, international trade, privacy and intellectual property matters. As a result, the Group may become subject to substantial liabilities that may not be covered by insurance and that could affect our business, financial position and reputation. While Novartis does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Novartis may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow.
Governments and regulatory authorities around the world have been stepping up their compliance and law enforcement activities in recent years in key areas, including marketing practices, pricing, corruption, trade restrictions, embargo legislation, insider trading, antitrust, cyber security and data privacy. Further, when one government or regulatory authority undertakes an investigation, it is not uncommon for other governments or regulators to undertake investigations regarding the same or similar matters. Responding to such investigations is costly and requires an increasing amount of management’s time and attention. In addition, such investigations may affect our reputation, create a risk of potential exclusion from government reimbursement programs in the United States and other countries, and lead to (or arise from) litigation. These factors have contributed to decisions by Novartis and other companies in the healthcare industry, when deemed in their interest, to enter into settlement agreements with governmental authorities around the world prior to any formal decision by the authorities or a court. These government settlements have involved and may in the future involve large cash payments, sometimes in the hundreds of millions of dollars or more, including the potential repayment of amounts allegedly obtained improperly and other penalties, including treble damages. In addition, settlements of government healthcare fraud cases often require companies to enter into corporate integrity agreements, which are intended to regulate company behavior for a period of years. Our affiliate Novartis Corporation is a party to such an agreement, which will expire in 2025. Also, matters underlying governmental investigations and settlements may be the subject of separate private litigation.
While provisions have been made for probable losses, which management deems to be reasonable or appropriate, there are uncertainties connected with these estimates.
Note 20 contains additional information on these matters.
A number of Group companies are involved in legal proceedings concerning intellectual property rights. The inherent unpredictability of such proceedings means that there can be no assurances as to their ultimate outcome. A negative result in any such proceeding could potentially adversely affect the ability of certain Novartis companies to sell their products, or require the payment of substantial damages or royalties.
In the opinion of management, however, the outcome of these actions will not materially affect the Group’s financial position but could be material to the results of operations or cash flow in a given period.
The Group’s potential environmental remediation liability is assessed based on a risk assessment and investigation of the various sites identified by the Group as at risk for environmental remediation exposure. The Group’s future remediation expenses are affected by a number of uncertainties. These uncertainties include, but are not limited to, the method and extent of remediation, the percentage of material attributable to the Group at the remediation sites relative to that attributable to other parties, and the financial capabilities of the other potentially responsible parties.
Note 20 contains additional information on environmental liabilities.